UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22164

PSP Family of Funds

(Exact name of registrant as specified in charter)

1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Address of principal executive offices)(Zip Code)

Sean McCooey, 1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 318-2804

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSP Multi-Manager Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 57.53%

Air Transportation - 0.73%
2,228	Air France-KLM *	19,577

Aircraft & Parts - 1.28%
527	Airbus Group NV	34,198

Asset Management - 0.68%
5,451	IP Group Plc. (*) (**)	18,259

Auto Controls for Regulating Residential & Commercial Environments - 0.28%
111	Ingersoil Rand, Plc. **	7,557

Banks-Global - 0.71%
545	Avanza Bank AB	18,987

Banks - 1.17%
9,180	Intesa Sanpaolo	31,382

Beverages - 1.87%
1,191	Belvedere SA *	18,784
206	Molson Coors Brewing Co. **	15,337
166	PepsiCo., Inc. **	15,873
		49,994
Building Materials - 0.74%
1,045	Kingspan Group Plc.	19,904

Computer Systems - 0.70%
2,925	Kontron AG *	18,686

Cutlery, Handtools & General Hardware - 0.46%
129	Stanley Black & Decker, Inc. **	12,301

Diversified Industrials - 0.75%
640	Aalberts Industries NV	20,113

Electrical Components - 1.80%
534	Legrand SA **	28,861
540	TKH Group NV	19,103
		47,964
Employment & Outsourcing Services - 0.48%
2,037	CPL Resources Plc. **	12,772

Gold & Silver Ores - 0.16%
693	Mag Silver Corp. *	4,262

Grocery Stores - 2.10%
6,267	J. Sainsbury Plc.	24,076
6,108	Ocado Group Plc. *	32,029
		56,105
Guided Missiles & Space Vehicles & Parts - 0.71%
248	Orbital ATK, Inc.	19,004

Health Care Supplies - 0.72%
167	Essilor International SA	19,149

Hotels & Motels - 0.49%
363	Pinnacle Entertainment, Inc. (*) (**)	13,101

Household Products - 0.75%
607	Interparfums SA	19,936

Industrial Equipment - 0.95%
4,280	Brammer Plc.	25,374

Information Technology Services - 1.82%
762	Amadeus IT Holdings SA **	32,651
396	Cancom SE	15,959
		48,610
Infrastructure Construction - 1.11%
499	Eiffage SA	29,670

Insurance-Property & Casualty - 0.86%
765	Grupo Catalana de Occidente SA **	22,916

Life Insurance - 1.84%
1,386	American Capital, Ltd. (*) (**)	20,499
3,548	Mediolanum S.p.A.	28,627
		49,126
Marine Shipping - 0.82%
37,266	D'Amico International Shipping SA	21,846

Measurement Instruments - 0.57%
548	Vaisala OYJ A Shares	15,356

Medical Devices - 1.02%
1,600	Smith & Nephew Plc.	27,129

Mined Minerals - 0.65%
6,465	Petra Diamonds Ltd. *	17,478

Mortgage Finance - 0.16%
494	Gruppo MutuiOline S.p.A.	4,262

Newspapers: Publishing or Publishing & Printing - 0.43%
715	News Corp. Class-A (*) (**)	11,447

Paper - 0.90%
6,526	Ence Energia y Celulosa SA	23,963

Petroleum Refining - 0.27%
106	Hess Corp.	7,194

Pharmaceuticlas Preparations - 3.33%
458	Abbotts Laboratories **	21,219
72	Biomarin Pharmaceutical, Inc. *	8,973
801	GlaxoSmithKline Plc.	18,354
259	Pfizer, Inc.	9,011
197	Mylan, Inc. (*) (**)	11,692
427	Zoetis, Inc. Class-A **	19,766
		89,015
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.76%
424	Dow Chemical Co. **	20,343

Power Generation - 0.65%
13,463	Falck Renewables S.p.A.	17,389

Publishing & Broadcasting - 2.84%
504	Axel Springer SE **	29,655
6,032	Mediaset S.p.A. *	27,550
606	NextRadioTV	18,575
		75,780
Real Estate - 0.12%
141	Northstar Asset Management Group, Inc. **	3,291

Real Estate Owners & Developers - 1.63%
38,701	Inmobiliaria Colonial SA (*) (**)	25,139
5,733	Regus Plc.	18,507
		43,646
Renewable Energy Equipment - 0.55%
15,221	Mytrah Energy, Ltd. *	14,776

Resorts & Casinos - 0.74%
20,604	Sportech Plc. *	19,697

Retail- Department Stores - 3.04%
975	Ann, Inc. (*) (**)	40,004
165	Dillard's, Inc. **	22,524
200	IAC/Interactivecorp **	13,494
610	J.C. Penney Co., Inc. (*) (**)	5,130
		81,152
Retail-Specialty Retail - 0.60%
4,045	Stanley Gibbons Group, Ltd.	15,947

Retail-Retail Stores, NEC - 1.65%
301	Manz Automation AG (*) (**)	25,757
2,858	Nordic Semiconductor ASA *	18,359
		44,116
Services-Auto Rental & Leasing - 0.62%
761	Hertz Global Holdings, Inc. (*) (**)	16,498

Services-Business Services, NEC - 0.25%
225	FTD Companies, Inc. (*) (**)	6,736

Services-Computer Integrated Systems Design - 0.50%
301	Yahoo! Inc. (*) (**)	13,375

Services-Detective, Guard & Armored Car Services - 0.39%
248	ADT Corp. **	10,297

Services-Prepackaged Software - 0.43%
500	Activision Blizzard, Inc. *	11,362

Specialty Chemicals - 1.96%
569	Clariant AG *	11,375
406	Imerys SA	29,794
200	Koninklijke DSM NV	11,159
		52,328
Specialty Pharma - 1.75%
1,257	BioGaia AB	28,782
76	Virbac SA	17,960
		46,742
Sporting Goods - 0.68%
2,015	XXL ASA *	18,259

Steel Producers - 0.73%
797	Vallourec SA	19,446

Steel Works, Blast Furnaces & Rolling Mills - 0.03%
48	Suncoke Energy, Inc. **	717

Sugar & Confectionery Products - 0.13%
105	Tootsie Roll Industries, Inc.	3,564

Surety Insurance - 0.56%
566	Assured Guaranty, Ltd. **	14,937

Telephone Communication - 1.86%
1,129	Orange SA	18,140
809	Sprint Corp. *	3,835
23,737	Telecom Italia S.p.A. *	27,830
		49,805
Television Broadcasting Stations - 1.22%
916	Gray Television, Inc. (*) (**)	12,659
328	Tribune Media Co. Class-A **	19,946
		32,605
Title Insurance - 0.90%
657	Fidelity National Financial, Inc. (*) (**)	24,151

Utilities Networks - 0.88%
919	RWE AG **	23,463

Wholesale-Chemicals & Allied Products - 0.63%
132	Ashland, Inc. **	16,805

Wholesale-Farm Product Raw Materials - 0.13%
3,105	Alliance One International, Inc. *	3,416

TOTAL FOR COMMON STOCK (Cost $1,475,788) - 57.53%		$ 1,537,280

PUT OPTIONS - 0.15% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Ann, Inc.
1,200	April 2015 Put @ $37.00	504

	Avon Products, Inc.
2,100	April 2015 Put @ $7.00	105

	American Capital, Ltd.
1,500	May 2015 Put @ $14.00	255

	Dillard's, Inc.
200	May 2015 Put @ $105.00	50

	iShares iBoxx $ High Yield Corporate Bond ETF
800	June 2015 Put @ $88.00	832

	iShares Russell 2000 ETF
1,800	April 2015 Put @ $116.00	360

	SPDR S&P 500 ETF
800	April 2015 Put @ $185.00	48

	SPDR S&P 500 ETF
1,300	April 2015 Put @ $200.00	1,092

	SPDR S&P 500 ETF
400	April 2015 Put @ $204.00	684

	Total (Premiums Paid $10,076) - 0.15%	3,930

CALL OPTIONS - 0.91% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	SPDR S&P 500 ETF
400	September 2015 Call @ $195.00	6,732

	SPDR S&P 500 ETF
400	June 2015 Call @ $198.00	4,736

	SPDR S&P 500 ETF
400	December 2015 Call @ $205.00	4,764

	SPDR S&P 500 ETF
400	June 2016 Call @ $205.00	6,140

	SPDR S&P 500 ETF
200	March 2016 Call @ $210.00	2,066

	Total (Premiums Paid $21,754) - 0.91%	24,438

REAL ESTATE INVESTMENT TRUSTS - 2.38%
1,541	Merlin Properties (*) (**)	20,979
1,493	NorthStar Realty Financial Corp. **	27,053
947	Winthrop Realty Trust **	15,455

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $62,300) - 2.38%		63,487

CORPORATE BONDS - 3.41%
27,000	Avon Prods, Inc., 5.00%, 03/15/2023	23,706
13,000	Bon-Ton Stores, Inc., 10.625%, 07/15/2017	12,870
10,000	Energy Xxi Gulf Coast, Inc., 11.00%, 03/15/2020	9,513
9,000	Energy XXI, Ltd., 8.25%, 02/15/2018	6,660
22,000	J C Penny Co., Inc., 5.65%, 06/01/2020 **	18,975
10,000	Tervita Corp., 8.00%, 11/15/2018	8,875
19,000	Tervita Corp., 10.875%, 02/15/2018	10,545

TOTAL FOR CORPORATE BONDS (Cost $100,766) - 3.41%		91,144

TOTAL INVESTMENTS (Cost $1,666,069) - 64.38%		1,720,279

OTHER ASSETS LESS LIABILITIES - 35.62%		951,677

NET ASSETS - 100.00%		$ 2,671,956

* Represents non-income producing security during the period.
** All or a portion of the security is being held as collateral for securities sold short and written options at March 31, 2015.

1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,666,069 amounted to $36,147, which consisted of aggregate gross unrealized appreciation of $143,125 and aggregate gross unrealized depreciation of $106,978.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of March 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,537,280	$0	$0	$1,537,280
Corporate Bonds	$91,144	$0	$0	$91,144
Put Options	$3,930	$0	$0	$3,930
Call Options	$24,438	$0	$0	$24,438
Real Estate Investment Trusts	$63,487	$0	$0	$63,487
Total	$1,720,279	$0	$0	$1,720,279

	PSP Multi-Manager Fund
	Schedule of Securities Sold Short
	March 31, 2015 (Unaudited)

Shares		Value

PUT OPTIONS
	iShares iBoxx $ High Yield Corporate Bond
2,000	April 2015 Put @ $109.00	120

	iShares Russell 2000 ETF
800	June 2015 Put @ $82.00	240

	SPDR S&P 500 ETF
100	March 2015 Put @ $205.00	1

	SPDR S&P 500 ETF
100	April 2015 Put @ $203.50	21

	SPDR S&P 500 ETF
100	April 2015 Put @ $204.00	122

	SPDR S&P 500 ETF
1,600	April 2015 Put @ $190.00	224

	SPDR S&P 500 ETF
600	April 2015 Put @ $192.00	108

	SPDR S&P 500 ETF
600	April 2015 Put @ $194.00	168

	SPDR S&P 500 ETF
200	April 2015 Put @ $201.00	200

	SPDR S&P 500 ETF
200	April 2015 Put @ $200.00	242

	SPDR S&P 500 ETF
100	May 2015 Put @ $201.50	178

	SPDR S&P 500 ETF
200	June 2015 Put @ $190.00	468

	SPDR S&P 500 ETF
200	September 2015 Put @ $182.00	734

	SPDR S&P 500 ETF
200	December 2015 Put @ $187.00	1,334

	SPDR S&P 500 ETF
100	March 2016 Put @ $197.00	1,153

	SPDR S&P 500 ETF
200	June 2016 Put @ $190.00	2,298

	Total (Premiums Paid $12,977) - 0.85%	7,611

CALL OPTIONS
	SPDR S&P 500 ETF
100	March 2015 Call @ $217.00	1

	SPDR S&P 500 ETF
100	April 2015 Call @ $215.50	1

	SPDR S&P 500 ETF
100	April 2015 Call @ $216.00	3

	SPDR S&P 500 ETF
200	April 2015 Call @ $213.00	34

	SPDR S&P 500 ETF
200	April 2015 Call @ $213.00	68

	SPDR S&P 500 ETF
100	May 2015 Call @ $213.50	46

	SPDR S&P 500 ETF
400	June 2015 Call @ $225.00	2,240

	SPDR S&P 500 ETF
400	June 2015 Call @ $215.00	700

	SPDR S&P 500 ETF
400	December 2015 Call @ $220.00	1,656

	SPDR S&P 500 ETF
400	September 2015 Call @ $212.00	2,392

	SPDR S&P 500 ETF
200	March 2016 Call @ $225.00	772

	Total (Premiums Paid $7,839) - 0.69%	7,913

COMMON STOCKS
90	Alibaba Group Holding, Ltd. *	7,492
326	Arseus NV	12,690
72	BioMarin Pharmaceutical, Inc. *	8,973
183	Bob Evans Farms, Inc.	8,465
288	Boskalis Westminster	14,162
140	Dr. Pepper Snapple Group, Inc.	10,987
458	Fidessa Group Plc.	14,975
649	GN Store Nord AS	14,474
255	Helmerich & Payne, Inc.	17,358
404	Intertek Group	14,958
155	La Quinta Holdings, Inc. *	3,670
48	Pioneer Natural Resources Co.	7,848
374	Rotork Plc. *	13,736
1,164	TAG Immobilien AG	16,059
1,950	Talk Talk Telecom Group	9,945
213	WireCard AG	8,949

TOTAL FOR COMMON STOCKS (Proceeds $178,511)		184,741

EXCHANGE TRADED FUNDS
242	Industrial Select Sector SPDR ETF	13,496
279	iShares Russell 2000 ETF	34,699
231	iShares Silver Trust ETF *	3,680
81	Materials Select Sector SPDR ETF	3,951
70	SPDR Barclays High Yield Bond ETF	2,746
561	SPDR Trust Series 1 ETF	115,807

TOTAL FOR EXCHANGE TRADED FUNDS (Proceeds $167,764)		174,379

FORWARD CONTRACTS
123,663	British Pound Forward	183,182
704,696	Euro Forward	757,327
275,880	Norwegian Krone Forward	34,142
420,495	Swedish Krona Forward	48,774
824	Swiss Franc Forward	849

TOTAL FOR FORWARD CONTRACTS (Proceeds $1,018,741)		1,024,274

TOTAL SECURITIES SOLD SHORT (Proceeds $1,385,832)		$ 1,398,918

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSP Family of Funds

/s/ Sean McCooey

*Sean McCooey

President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sean McCooey

*Sean McCooey

President

Date: May 27, 2015

* Print the name and title of each signing officer under his or her signature.